Lease	12 Months Ended
Dec. 31, 2022
Lease [Abstract]
LEASE
7.	LEASE

The Group leases office space under non-cancelable operating lease agreements, which expire at various dates through 2024. As of December 31, 2021 and 2022, the Group’s operating leases had a weighted average discount rate of 11.2% and 8.16%, respectively. Weighted-average remaining lease term for the year ended December 31, 2021 and 2022 were 2.91 years and 2.83 years, respectively. Future lease payments under operating leases as of December 31, 2022 were as follows:

As of December 31,
2022
$
2023	604
2024	39
Total lease payments	643
Less: imputed interest	68
Present value of lease liabilities	575

Operating lease cost for the year ended December 31, 2022 was $592, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2022 was $480. Operating lease cost for the year ended December 31, 2021 was $537, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2021 was $379. Operating lease cost for the year ended December 31, 2020 was $899, which excluded cost of short-term contracts. Short-term lease cost for the year ended December 31, 2020 was $223.

Cash paid for amounts included in the measurement of operating lease liabilities was $1,008, $1,088 and $678 for the year ended December 31, 2020, 2021 and 2022, respectively.